Share-based compensation - Summary of Fair Value and Weighted Average Assumptions of the Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of Options granted (per Option)	$ 9.65	$ 10.32
Expected volatility	76.70%	78.80%
Expected life of Options (years)	4 years 6 months	3 years 8 months 12 days
Expected forfeiture rate	0.20%	0.20%